STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Communication Services - 0.1%
Publishing - 0.1%
New York Times Co. - Class A	528	$44,209

Consumer Discretionary - 6.5%
Broadline Retail - 0.3%
eBay, Inc.	1,651	150,274

Casinos & Gaming - 0.0% (a)
Churchill Downs, Inc.	215	19,313

Consumer Electronics - 0.2%
Garmin Ltd.	576	133,638

Distributors - 0.1%
Pool Corp.	150	30,350

Footwear - 0.4%
NIKE, Inc. - Class B	4,181	220,840

Home Improvement Retail - 2.8%
Home Depot, Inc.	3,570	1,174,137
Lowe's Cos., Inc.	2,029	479,412
		1,653,549
Homefurnishing Retail - 0.1%
Williams-Sonoma, Inc.	408	74,391

Other Specialty Retail - 0.2%
Dick's Sporting Goods, Inc.	223	44,219
Tractor Supply Co.	1,818	82,355
		126,574
Restaurants - 2.3%
Domino's Pizza, Inc.	120	43,055
McDonald's Corp.	2,548	791,893
Starbucks Corp.	4,069	364,541
Wingstop, Inc.	94	14,567
Yum! Brands, Inc.	962	149,572
		1,363,628
Specialized Consumer Services - 0.1%
Service Corp. International	468	38,615
Total Consumer Discretionary		3,811,172

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Consumer Staples - 7.2%
Consumer Staples Merchandise Retail - 2.7%
Costco Wholesale Corp.	1,590	$1,584,324

Distillers & Vintners - 0.2%
Brown-Forman Corp. - Class A	132	3,536
Brown-Forman Corp. - Class B	991	26,202
Constellation Brands, Inc. - Class A	533	79,950
		109,688
Food Retail - 0.1%
Casey's General Stores, Inc.	124	90,255

Household Products - 2.1%
Procter & Gamble Co.	8,388	1,211,563

Packaged Foods & Meats - 0.8%
Hershey Co.	550	114,339
Lamb Weston Holdings, Inc.	451	19,059
Marzetti Co.	54	7,470
McCormick & Co., Inc.	852	42,975
Mondelez International, Inc. - Class A	4,579	263,934
		447,777
Soft Drinks & Non-alcoholic Beverages - 1.3%
PepsiCo, Inc.	4,929	765,424
Total Consumer Staples		4,209,031

Energy - 0.2%
Oil & Gas Exploration & Production - 0.2%
Texas Pacific Land Corp.	206	97,759

Financials - 24.0%
Asset Management & Custody Banks - 2.2%
Ameriprise Financial, Inc.	337	149,763
Ares Management Corp. - Class A	745	81,279
Bank of New York Mellon Corp.	2,544	301,795
Blackrock, Inc.	502	482,778
Hamilton Lane, Inc. - Class A	119	11,829
KKR & Co., Inc.	2,412	223,110
SEI Investments Co.	399	31,310
		1,281,864
Diversified Banks - 6.9%
Bank of America Corp.	24,420	1,190,475
First Citizens BancShares, Inc. - Class A	34	64,078
JPMorgan Chase & Co.	9,547	2,808,346
		4,062,899

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Financial Exchanges & Data - 3.2%
Cboe Global Markets, Inc.	398	$111,866
CME Group, Inc.	1,266	373,913
FactSet Research Systems, Inc.	125	27,124
Intercontinental Exchange, Inc.	2,037	320,379
MarketAxess Holdings, Inc.	108	17,818
Moody's Corp.	536	233,830
Morningstar, Inc.	78	13,186
MSCI, Inc.	271	146,072
Nasdaq, Inc.	1,888	160,272
S&P Global, Inc.	1,093	464,896
		1,869,356
Insurance Brokers - 1.5%
Aon PLC - Class A	733	236,598
Arthur J Gallagher & Co.	901	195,138
Brown & Brown, Inc.	1,013	66,058
Marsh & McLennan Cos., Inc.	1,738	301,456
Willis Towers Watson PLC	350	101,745
		900,995
Investment Banking & Brokerage - 3.1%
Evercore, Inc. - Class A	135	40,299
Goldman Sachs Group, Inc.	1,080	913,669
Houlihan Lokey, Inc.	176	25,277
Jefferies Financial Group, Inc.	501	20,676
Morgan Stanley	4,307	708,803
Raymond James Financial, Inc.	614	88,901
Stifel Financial Corp.	500	36,923
		1,834,548
Life & Health Insurance - 0.4%
Aflac, Inc.	1,891	207,462
Primerica, Inc.	105	26,300
		233,762
Property & Casualty Insurance - 0.7%
Allstate Corp.	953	197,595
Cincinnati Financial Corp.	524	82,452
Erie Indemnity Co. - Class A	70	17,592
Kinsale Capital Group, Inc.	61	20,841
W R Berkley Corp.	944	62,568
		381,048
Regional Banks - 0.3%
Commerce Bancshares, Inc.	599	29,471
Cullen/Frost Bankers, Inc.	199	27,279
East West Bancorp, Inc.	457	48,789
First Financial Bankshares, Inc.	406	11,957

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Wintrust Financial Corp.	218	$30,289
		147,785
Transaction & Payment Processing Services - 5.7%
Jack Henry & Associates, Inc.	237	37,455
Mastercard, Inc. - Class A	2,949	1,473,497
Visa, Inc. - Class A	6,086	1,839,433
		3,350,385
Total Financials		14,062,642

Health Care - 16.0%
Biotechnology - 3.5%
AbbVie, Inc.	6,349	1,380,844
Amgen, Inc.	1,932	679,774
		2,060,618
Health Care Equipment - 2.1%
Abbott Laboratories	6,172	633,679
ResMed, Inc.	501	112,465
STERIS PLC	340	75,184
Stryker Corp.	1,253	411,723
		1,233,051
Health Care Facilities - 0.1%
Ensign Group, Inc.	189	38,083

Health Care Services - 0.0% (a)
Chemed Corp.	47	17,754

Life Sciences Tools & Services - 2.2%
Agilent Technologies, Inc.	1,002	114,208
Danaher Corp.	2,310	437,976
Thermo Fisher Scientific, Inc.	1,344	660,616
West Pharmaceutical Services, Inc.	251	62,911
		1,275,711
Managed Health Care - 1.5%
UnitedHealth Group, Inc.	3,223	872,112

Pharmaceuticals - 6.6%
Eli Lilly & Co.	2,854	2,625,024
Merck & Co., Inc.	8,947	1,076,235
Zoetis, Inc.	1,502	177,551
		3,878,810
Total Health Care		9,376,139

Industrials - 16.4%
Aerospace & Defense - 4.2%
BWX Technologies, Inc.	288	58,893

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
General Dynamics Corp.	874	$299,974
HEICO Corp.	164	44,969
HEICO Corp. - Class A	247	52,139
L3Harris Technologies, Inc.	661	228,144
Lockheed Martin Corp.	831	502,248
Northrop Grumman Corp.	519	354,083
RTX Corp.	4,798	925,534
		2,465,984
Agricultural & Farm Machinery - 0.1%
Toro Co.	351	32,798

Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	523	74,909

Building Products - 1.1%
A O Smith Corp.	398	26,244
Advanced Drainage Systems, Inc.	249	34,145
Allegion PLC	285	41,408
Armstrong World Industries, Inc.	176	29,005
Carlisle Cos., Inc.	168	56,048
Lennox International, Inc.	124	57,552
Masco Corp.	746	45,036
Owens Corning	266	28,787
Trane Technologies PLC	777	323,807
		642,032
Cargo Ground Transportation - 0.4%
JB Hunt Transport Services, Inc.	250	52,975
Knight-Swift Transportation Holdings, Inc.	530	30,517
Landstar System, Inc.	100	16,031
Old Dominion Freight Line, Inc.	666	130,137
		229,660
Construction & Engineering - 0.8%
Comfort Systems USA, Inc.	130	179,269
Quanta Services, Inc.	527	289,333
		468,602
Construction Machinery & Heavy Transportation Equipment - 2.5%
Allison Transmission Holdings, Inc.	284	33,245
Caterpillar, Inc.	1,686	1,194,464
Cummins, Inc.	500	269,010
		1,496,719
Data Processing & Outsourced Services - 0.2%
Broadridge Financial Solutions, Inc.	390	63,367
Genpact Ltd.	554	20,636
SS&C Technologies Holdings, Inc.	724	48,921
		132,924

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Electrical Components & Equipment - 1.3%
AMETEK, Inc.	842	$180,491
Eaton Corp. PLC	1,380	493,585
Hubbell, Inc.	180	88,333
		762,409
Environmental & Facilities Services - 0.9%
Republic Services, Inc.	696	152,438
Tetra Tech, Inc.	895	26,958
Waste Management, Inc.	1,418	325,842
		505,238
Human Resource & Employment Services - 0.7%
Automatic Data Processing, Inc.	1,427	289,938
Paychex, Inc.	1,110	102,253
Robert Half, Inc.	352	8,941
		401,132
Industrial Machinery & Supplies & Components - 1.8%
Graco, Inc.	557	47,150
IDEX Corp.	233	44,165
Illinois Tool Works, Inc.	1,002	260,811
ITT, Inc.	264	50,300
Lincoln Electric Holdings, Inc.	189	47,076
Parker-Hannifin Corp.	458	410,020
Snap-on, Inc.	176	63,927
Watts Water Technologies, Inc. - Class A	109	31,642
Xylem, Inc.	837	100,021
		1,055,112
Rail Transportation - 1.3%
CSX Corp.	6,629	272,120
Union Pacific Corp.	2,124	515,325
		787,445
Research & Consulting Services - 0.3%
Booz Allen Hamilton Holding Corp.	412	32,148
Jacobs Solutions, Inc.	405	51,548
KBR, Inc.	439	16,182
Verisk Analytics, Inc.	468	88,803
		188,681
Trading Companies & Distributors - 0.7%
Fastenal Co.	4,001	185,646
Watsco, Inc.	114	41,472
WW Grainger, Inc.	165	179,984
		407,102
Total Industrials		9,650,747

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Information Technology - 22.1%
Application Software - 1.0%
Intuit, Inc.	979	$423,300
Roper Technologies, Inc.	381	134,821
		558,121
Communications Equipment - 0.4%
Motorola Solutions, Inc.	608	263,854

Electronic Components - 1.0%
Amphenol Corp. - Class A	4,349	549,496
Littelfuse, Inc.	61	20,700
		570,196
Electronic Equipment & Instruments - 0.0% (a)
Cognex Corp.	537	26,308

Electronic Manufacturing Services - 0.4%
TE Connectivity PLC	1,040	217,381

IT Consulting & Other Services - 1.0%
Accenture PLC - Class A	2,255	447,144
Amdocs Ltd.	368	24,015
Cognizant Technology Solutions Corp. - Class A	1,822	111,780
		582,939
Semiconductor Materials & Equipment - 4.5%
Applied Materials, Inc.	2,863	978,545
KLA Corp.	477	702,340
Lam Research Corp.	4,487	958,692
		2,639,577
Semiconductors - 8.2%
Analog Devices, Inc.	1,791	569,789
Broadcom, Inc.	8,999	2,785,280
Microchip Technology, Inc.	1,832	118,366
Monolithic Power Systems, Inc.	167	182,589
QUALCOMM, Inc.	3,904	502,757
Texas Instruments, Inc.	3,248	630,567
Universal Display Corp.	185	16,957
		4,806,305
Systems Software - 5.5%
Dolby Laboratories, Inc. - Class A	181	10,871
Microsoft Corp.	6,337	2,345,767
Oracle Corp.	5,998	882,366
		3,239,004
Technology Distributors - 0.1%
CDW Corp.	515	62,325
Total Information Technology		12,966,010

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Materials - 3.1%
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	222	$130,687
Vulcan Materials Co.	485	132,066
		262,753
Gold - 0.1%
Royal Gold, Inc.	302	76,856

Industrial Gases - 1.8%
Air Products and Chemicals, Inc.	754	219,030
Linde PLC	1,669	827,423
		1,046,453
Paper & Plastic Packaging Products & Materials - 0.1%
Avery Dennison Corp.	256	44,206

Specialty Chemicals - 0.7%
PPG Industries, Inc.	775	82,832
RPM International, Inc.	411	40,853
Sherwin-Williams Co.	825	264,454
		388,139
Total Materials		1,818,407

Utilities - 1.9%
Electric Utilities - 1.2%
NextEra Energy, Inc.	7,459	692,792

Gas Utilities - 0.2%
Atmos Energy Corp.	589	108,800

Independent Power Producers & Energy Traders - 0.3%
Vistra Corp.	1,201	180,546

Water Utilities - 0.2%
American Water Works Co., Inc.	678	92,269
Essential Utilities, Inc.	1,146	46,150
		138,419
Total Utilities		1,120,557
TOTAL COMMON STOCKS (Cost $49,450,930)		57,156,673

REAL ESTATE INVESTMENT TRUSTS - 2.4%
Real Estate - 2.4%
Data Center REITs - 0.6%
Equinix, Inc.	351	344,064

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Industrial REITs - 0.9%
EastGroup Properties, Inc.	207	$38,314
First Industrial Realty Trust, Inc.	395	22,851
Prologis, Inc.	3,313	437,912
Rexford Industrial Realty, Inc.	999	32,697
		531,774
Multi-Family Residential REITs - 0.1%
Mid-America Apartment Communities, Inc.	389	47,505

Retail REITs - 0.1%
Agree Realty Corp.	471	35,504

Self-Storage REITs - 0.1%
CubeSmart	757	27,744
National Storage Affiliates Trust	233	8,793
		36,537
Single-Family Residential REITs - 0.0% (a)
Equity LifeStyle Properties, Inc.	554	34,581

Telecom Tower REITs - 0.6%
American Tower Corp.	1,657	285,965
SBA Communications Corp.	360	61,959
		347,924
Total Real Estate		1,377,889
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,344,117)		1,377,889

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.58% (b)	80,106	80,106
TOTAL MONEY MARKET FUNDS (Cost $80,106)		80,106

TOTAL INVESTMENTS - 100.0% (Cost $50,875,153)		$58,614,668
Other Assets in Excess of Liabilities - 0.0% (a)		9,969
TOTAL NET ASSETS - 100.0%		$58,624,637
Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE 1000 DIVIDEND GROWTH ETF

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Strive 1000 Dividend Growth ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$57,156,673	$—	$—	$57,156,673
Real Estate Investment Trusts	1,377,889	—	—	1,377,889
Money Market Funds	80,106	—	—	80,106
Total Investments	$58,614,668	$—	$—	$58,614,668
Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended March 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.